Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Property and equipment, net:
Property and equipment, gross		$ 77,070	$ 70,432
Accumulated depreciation	$ (925)	(40,531)	(37,643)
Property and equipment, net:	$ 41,215	36,539	32,789
Leasehold improvements
Property and equipment, net:
Property and equipment, gross		771	1,592
Computer systems and software
Property and equipment, net:
Property and equipment, gross		73,283	65,985
Furniture and fixtures
Property and equipment, net:
Property and equipment, gross		$ 3,016	$ 2,855